Property, equipment and software, net (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 USD ($)
Property, equipment and software, net
Total	¥ 50,222		¥ 39,703
Less: accumulated depreciation	(17,278)		(17,106)
Net book value	32,944		22,597				$ 5,170
Depreciation expenses	5,000		5,037		¥ 4,673
Impairment charge | $		$ 0		$ 0		$ 0
Electronic equipment
Property, equipment and software, net
Total	11,222		15,112
Building and building improvement
Property, equipment and software, net
Total	21,072		11,276
Logistics,warehouse and other heavy equipment
Property, equipment and software, net
Total	10,084		7,418
Vehicles
Property, equipment and software, net
Total	2,681		1,776
Leasehold improvement
Property, equipment and software, net
Total	3,766		2,900
Office equipment
Property, equipment and software, net
Total	530		440
Software
Property, equipment and software, net
Total	¥ 867		¥ 781